Organization and Description of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Description of Organization Business Operations and Basis of Presentation [Line Items]
Organization and Description of Business Operations
1. Organization and Description of Business Operations
Clarus Therapeutics Holdings, Inc. (together with its consolidated subsidiary, the “Company” or “Clarus”) formerly known as Blue Water Acquisition Corp. (“Blue Water”), was incorporated in Delaware on May 22, 2020 as a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.
The registration statement for the Company’s Initial Public Offering (“IPO”) was declared effective on December 15, 2020. On December 17, 2020, the Company consummated its IPO of 5,750,000 units (each unit representing a share of common stock and a warrant to purchase a share of common stock (“IPO warrants”)), including 750,000 additional Units to cover over-allotments, at $10.00 per unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $3.7 million, of which approximately $2.0 million was for deferred underwriting commissions. Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 3,445,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to Blue Water Sponsor LLC (the “Sponsor”), generating proceeds of approximately $3.4 million. Upon the closing of the IPO and the Private Placement, approximately $58.7 million ($10.20 per Unit) of the net proceeds of the IPO and certain of the proceeds of the Private Placement was held in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and were invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the U.S. Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act, which invested only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the Trust Account.
In December 2021, the Company issued and sold 3,024,194 units in a private placement at a purchase price of $4.96 per unit, resulting in net proceeds of $13.8 million, after deducting offering expenses. Each unit consisted of one share of common stock (or one pre-funded
warrant in lieu thereof), and a five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share. In connection with the private placement, the Company filed a resale registration statement with the Securities and Exchange Commission (the “SEC”) in December 2021 to register the resale of the common stock by the purchaser in the private placement.
Merger
On September 9, 2021 (the “Closing Date”), the Company, and Blue Water Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), consummated the previously announced merger, pursuant to the Agreement and Plan of Merger, dated as of April 27, 2021 (the “Merger Agreement”), with Clarus Therapeutics, Inc., a Delaware corporation (“Legacy Clarus”), pursuant to which, subject to the terms and conditions set forth in the Merger Agreement, Merger Sub merged with and into Legacy Clarus, with Legacy Clarus surviving as a wholly-owned subsidiary of the Company, and with Legacy Clarus’s equity holders’ and convertible debt holders equity interests converted into the right to receive shares of the Company’s common stock or else be cancelled, retired and terminated without consideration, as provided in the Merger Agreement (the “Merger”). Upon the consummation of the business combination, Blue Water changed its name to “Clarus Therapeutics Holdings, Inc.”
In connection with the Merger, Legacy Clarus’s convertible noteholders and senior secured noteholders provided $25.0 million in additional capital to Legacy Clarus following the announcement of the execution of the Merger Agreement. All such proceeds plus accrued interest converted to shares of the Company’s common stock at a price of $10.00 per share, resulting in 2,549,939 shares issued on the Closing Date. The additional capital of $25.0 million was received by Legacy Clarus prior to the Closing Date. Together with Blue Water’s cash resources and additional capital, the Company received net proceeds from the Merger (not including the $25.0 million of additional capital) of approximately $17.0 million.

At the effective time of the Merger (the “Effective Time”), shares of Legacy Clarus’s Series D redeemable convertible preferred stock (“Series D Preferred Stock”) issued and outstanding and all principal and accrued interest under Legacy Clarus’s convertible notes immediately prior to the Effective Time converted into 13,431,410 shares of the Company’s common stock at a price of $10.20 per share. Additionally, $10.0 million of debt related to Legacy Clarus’ senior secured notes, including certain royalty rights was exchanged for an aggregate of 1,500,000 shares of the Company’s common stock. Further, under a share allocation agreement entered into by Blue Water and Legacy Clarus on September 1, 2021, as part of the Merger, an additional 405,000 shares of the Company’s common stock were allocated to the senior secured noteholders (as further described in Note 3,
Business Combination
, which included 270,000 shares reallocated to the senior secured note holders from Legacy Clarus’s equity holders and 135,000 shares from the Blue Water founder that were transferred from the Sponsor pursuant to the share allocation agreement. All unexpired, outstanding Series D Warrants of Legacy Clarus remained outstanding and became exercisable for shares of the Company’s common stock, subject to adjustment in accordance with the Merger exchange ratio.
All other series of Legacy Clarus preferred stock, common stock and stock options were cancelled and extinguished upon completion of the Merger. In addition, Legacy Clarus’s existing equity incentive plans were terminated.
For additional information on the business combination, please refer to Note 3,
Business Combination
, to these condensed consolidated financial statements.
Description of Business Following the Merger
The Company operates as a pharmaceutical company post-merger focused on the commercialization of JATENZO
®
(testosterone undecanoate), the first and only oral testosterone (“T”) replacement, or testosterone replacement therapy (“TRT”), of its kind approved by the U.S. Food and Drug Administration (“FDA”). The FDA approved JATENZO for marketing on March 27, 2019, and Legacy Clarus commercially launched JATENZO on February 10, 2020. JATENZO is the Company’s sole source of revenue and sales are exclusively within the United States. Management remains committed to the product’s commercial success. In parallel, the broader vision is for the Company to become a profitable pharmaceutical company initially focused on the development and commercialization of T and metabolic therapies for men and women. The Company was founded in 2004 and is located and headquartered in Northbrook, Illinois.
The Company is subject to risks and uncertainties associated with any pharmaceutical company that is transitioning from the development to commercial stage. Since inception, Legacy Clarus incurred substantial operating losses due to substantial product development and commercialization expenditures. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of JATENZO, is cash flow positive from operations, or enters into cash flow positive business development transactions.
The Company’s U.S. patent portfolio on JATENZO currently includes five issued patents and has recently received two notices of allowance from the United States Patent and Trademark Office (“USPTO”) for claims that cover its oral testosterone replacement product, JATENZO. The issued U.S. patents contain claims to both pharmaceutical compositions and methods of treatment using the Company’s proprietary pharmaceutical composition and all are listed in the FDA Orange Book: Approved Drug Products with Therapeutic Equivalence Evaluations. In addition, the Company has several patent applications pending in the United States and other countries that, if issued, will cover pharmaceutical compositions, methods of treatment and other features of JATENZO, and have the potential to extend patent coverage beyond 2030.

Liquidity and Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
Since its inception, Legacy Clarus has devoted substantially all its efforts to business planning, clinical development, commercial planning and raising capital. Legacy Clarus, and since the Merger, the Company has incurred significant losses from operation since inception and has an accumulated deficit of $336.5 million as of March 31, 2022. Further, as of March 31, 2022, the Company had a working capital deficit of $29.5 million.
In addition to the consummation of the merger, the Company plans to seek additional funding through the expansion of its commercial efforts to grow JATENZO and its operating cash flow, business development efforts to out-license
JATENZO internationally, equity financings, debt financings such as the secured notes described in Note 7,
Debt
, or other capital sources including collaborations with other companies or other strategic arrangements with third parties. There can be no assurance that these future financing efforts will be successful.
If the Company is unable to obtain funding or generate operating cash flow, the Company will be forced to delay, reduce, or eliminate some or all of its product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, as of the issuance date of the condensed consolidated financial statements for the three months ended March 31, 2022, the Company has concluded that its cash and cash equivalents will not be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments through at least twelve months from the date that these condensed financial statements are available to be issued and that there is substantial doubt about the Company’s ability to continue as a going concern.
The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Impact of the
COVID-19
Pandemic
The business disruptions associated with the ongoing
COVID-19
pandemic had a significant negative impact on the Company’s condensed consolidated financial statements for the three months ended March 31, 2022 and 2021. Management expects that the public health actions being undertaken to reduce the spread of the virus, and that may have to be undertaken again in the event the
COVID-19
pandemic worsens, such as by the omicron variant or other variants that may surface, will create significant disruptions to the Company with respect to: (i) the demand for its products, (ii) the ability of its sales representatives to reach healthcare customers, (iii) its ability to maintain staffing levels to support its operations, (iv) its ability to continue to manufacture certain of its products, (v) the reliability of its supply chain and (vi) its ability to achieve the financial covenants required by the senior secured notes agreement (see Note 7,
Debt
). The extent to which the ongoing
COVID-19
pandemic will impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, vaccine rates and mandates, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain and treat the disease.

The Company is closely monitoring the evolving impact of the pandemic on all aspects of its business. The Company has implemented a number of measures designed to protect the health and safety of its employees, support its customers and promote business continuity. The Company is also actively reviewing and implementing cost-saving measures including discontinuing or delaying all non-essential
services and programs and instituting controls on travel, events, marketing and pre-clinical studies and clinical trials to adapt the business plan for the evolving
COVID-19
challenges.

1. Organization and Description of Business Operations
Clarus Therapeutics Holdings, Inc. (together with its consolidated subsidiary, the “Company” or “Clarus”) formerly known as Blue Water Acquisition Corp. (“Blue Water”), was incorporated in Delaware on May 22, 2020. Blue Water was a Special Purpose Acquisition Company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.
The registration statement for the Company’s Initial Public Offering (“IPO”) was declared effective on December 15, 2020. On December 17, 2020, the Company consummated its IPO of 5,750,000 units (each unit representing a share of common stock and a warrant to purchase a share of common stock (“IPO warrants”)), including 750,000 additional Units to cover over-allotments, at $10.00 per unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $3.7 million, of which approximately $2.0 million was for deferred underwriting commissions. Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 3,445,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to Blue Water Sponsor LLC (the “Sponsor”), generating proceeds of approximately $3.4 million. Upon the closing of the IPO and the Private Placement, approximately $58.7 million ($10.20 per Unit) of the net proceeds of the IPO and certain of the proceeds of the Private Placement was held in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and were invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the U.S. Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act, which invested only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the Trust Account.
In December 2021, the Company issued and sold 3,024,194 units in a private placement at a purchase price of $4.96 per unit, resulting in net proceeds of $13.8 million, after deducting offering expenses. Each unit consisted of one share of common stock (or one pre-funded
warrant in lieu thereof), and a five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share. In connection with the private placement, the Company filed a resale registration statement with the Securities and Exchange Commission (the “SEC”) in December 2021 to register the resale of the common stock by the purchaser in the private placement.
Merger
On September 9, 2021 (the “Closing Date”), the Company, and Blue Water Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), consummated the previously announced merger, pursuant to the Agreement and Plan of Merger, dated as of April 27, 2021 (the “Merger Agreement”), with Clarus Therapeutics, Inc., a Delaware corporation (“Legacy Clarus”), pursuant to which, subject to the terms and conditions set forth in the Merger Agreement, Merger Sub merged with and into Legacy Clarus, with Legacy Clarus surviving as a wholly-owned subsidiary of the Company, and with Legacy Clarus’s equity holders’ and convertible debt holders equity interests converted into the right to receive shares of the Company’s common stock or else be canceled, retired and terminated without consideration, as provided in the Merger Agreement (the “Merger”). Upon the consummation of the business combination, Blue Water changed its name to “Clarus Therapeutics Holdings, Inc.”
In connection with the Merger, Legacy Clarus’s convertible noteholders and senior secured noteholders provided $25.0 million in additional capital to Legacy Clarus following the announcement of the execution of the Merger Agreement. All such proceeds plus accrued interest converted to shares of the Company’s common stock at a price of $10.00 per share, resulting in 2,549,939 shares issued on the Closing Date. The additional capital of $25.0 million was received by Legacy Clarus prior to the Closing Date. Together with Blue Water’s cash resources and additional capital, the Company received net proceeds from the Merger (not including the $25.0 million of additional capital) of approximately $17.0 million.
At the effective time of the Merger (the “Effective Time”), shares of Legacy Clarus’s Series D redeemable convertible preferred stock (“Series D Preferred Stock”) issued and outstanding and all principal and accrued interest under Legacy Clarus’s convertible notes immediately prior to the Effective Time converted into 13,431,410 shares of the Company’s common stock at a price of $10.20 per share. Additionally, $10.0 million of debt related to Legacy Clarus’ senior secured notes, including certain royalty rights was exchanged for an aggregate of 1,500,000 shares of the Company’s common stock. Further, under a share allocation agreement entered into by Blue Water and Legacy Clarus on September 1, 2021, as part of the Merger, an additional 405,000 shares of the Company’s common stock were allocated to the senior secured noteholders (as further described in Note 3, which included 270,000 shares reallocated to the senior secured note holders from Legacy Clarus’s equity holders and 135,000 shares from the Blue Water founder that were transferred from the Sponsor pursuant to the share allocation agreement. All unexpired, outstanding Series D Warrants of Legacy Clarus remained outstanding and became exercisable for shares of the Company’s common stock, subject to adjustment in accordance with the Merger exchange ratio.
All other series of Legacy Clarus preferred stock, common stock and stock options were cancelled and extinguished upon completion of the Merger. In addition, Legacy Clarus’s existing equity incentive plans were terminated.
For additional information on the business combination, please refer to Note 3,
Business Combination
, to these consolidated financial statements.
Description of Business Following the Merger
The Company operates as a pharmaceutical company post-merger focused on the commercialization of JATENZO
®
(testosterone undecanoate), the first and only oral testosterone (“T”) replacement, or testosterone replacement therapy (“TRT”), of its kind approved by the U.S. Food and Drug Administration (“FDA”). The FDA approved JATENZO for marketing on March 27, 2019, and Legacy Clarus commercially launched JATENZO on February 10, 2020. JATENZO is the Company’s sole source of revenue and sales are exclusively within the United States. Management remains committed to the product’s commercial success. In parallel, the broader vision is for the Company to become a profitable pharmaceutical company initially focused on the development and commercialization of T and metabolic therapies for men and women. The Company was founded in 2004 and is located and headquartered in Northbrook, Illinois.
The Company is subject to risks and uncertainties associated with any pharmaceutical company that is transitioning from the development to commercial stage. Since inception, Legacy Clarus incurred substantial operating losses due to substantial product development and commercialization expenditures. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of JATENZO, is cash flow positive from operations, or enters into cash flow positive business development transactions.
The Company’s U.S. patent portfolio on JATENZO currently includes five issued patents and has recently received two notices of allowance from the United States Patent and Trademark Office (USPTO) for claims that cover its oral testosterone replacement product, JATENZO. The issued U.S. patents contain claims to both pharmaceutical compositions and methods of treatment using the Company’s proprietary pharmaceutical composition and all are listed in the FDA Orange Book: Approved Drug Products with Therapeutic Equivalence Evaluations. In addition, the Company has several patent applications pending in the United States and other countries that, if issued, will cover pharmaceutical compositions, methods of treatment and other features of JATENZO, and have the potential to extend patent coverage beyond 2030.

Liquidity and Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Since its inception, Legacy Clarus has devoted substantially all its efforts to business planning, clinical development, commercial planning and raising capital. Legacy Clarus, and since the Merger, the Company has incurred significant losses from operations since inception and has an accumulated deficit of $321.6 million as of December 31, 2021. Further, as of December 31, 2021, the Company had a working capital deficit of $14.4 million.
In addition to the consummation of the Merger and the related investment, the Company plans to seek additional funding through the expansion of its commercial efforts to grow JATENZO and its operating cash flow, business development efforts to out-license
JATENZO internationally, equity financings, debt financings such as the secured notes described in Note 8,
Debt
, or other capital sources including collaborations with other companies or other strategic arrangements with third parties. There can be no assurance that these future financing efforts will be successful.
If the Company is unable to obtain funding or generate operating cash flow, the Company will be forced to delay, reduce, or eliminate some or all of its product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.
Based
o
n its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, as of the issuance date of the consolidated financial statements for the year ended December 31, 2021, the Company has concluded that its cash and cash equivalents at December 31, 2021 will not be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments through at least twelve months from the date that these consolidated financial statements are available to be issued and that there is substantial doubt about the Company’s ability to continue as a going concern. Management believes that the Company’s existing cash and cash equivalents of $26.4 million as of December 31, 2021 and revenue generated from sales of JATENZO will fund its operations into April 202
2.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Impact of the
COVID-19
Pandemic
The business disruptions associated with the ongoing
COVID-19
pandemic had a significant negative impact on the Company’s consolidated financial statements for the year ended December 31, 2021. Management expects that the public health actions being undertaken to reduce the spread of the virus, and that may have to be undertaken again in the event the
COVID-19
pandemic worsens, such as by the omicron variant or other variants that may surface, will create significant disruptions to the Company with respect to: (i) the demand for its products, (ii) the ability of its sales representatives to reach healthcare customers, (iii) its ability to maintain staffing levels to support its operations, (iv) its ability to continue to manufacture certain of its products, (v) the reliability of its supply chain and (vi) its ability to achieve the financial covenants required by the senior secured notes agreement (see Note 8,
Debt
). The extent to which the ongoing
COVID-19
pandemic will impact the

Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, vaccine rates and mandates, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain and treat the disease.
The Company is closely monitoring the evolving impact of the pandemic on all aspects of its business. The Company has implemented a number of measures designed to protect the health and safety of its employees, support its customers and promote business continuity. The Company is also actively reviewing and implementing cost-saving measures, including discontinuing or delaying all non-essential
services and programs and instituting controls on travel, events, marketing and clinical studies to adapt the business plan for the evolving
COVID-19
challenges.